Held-for-sale disposal group and discontinued operations - Revenue and Expenses of the Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating expenses:
Net income (loss) from discontinued operations	$ (29,291)	$ 1,671	$ (26,447)	$ 4,044
Discontinued Operations, Held-for-Sale | Light-Duty
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	76,372	69,277	140,004	132,423
Cost of revenue	61,219	54,514	111,160	105,395
Gross profit	15,153	14,763	28,844	27,028
Operating expenses:
Research and development	2,979	3,100	5,738	6,444
General and administrative	3,756	5,883	7,481	9,041
Sales and marketing	2,854	2,478	5,169	4,644
Foreign exchange loss	1,862	198	2,609	82
Depreciation and amortization	646	622	1,279	1,307
Operating expenses	12,097	12,281	22,276	21,518
Income from discontinued operations	3,056	2,482	6,568	5,510
Income from investment accounted for by the equity method	387	414	472	445
Loss from classifying the discontinued operations as held-for-sale	(30,183)	0	(30,183)	0
Impairment of long-lived assets	(664)	0	(664)	0
Interest on long-term debt	(391)	(438)	(875)	(935)
Interest and other income (loss), net of bank charges	133	88	353	503
Income (loss) from discontinued operations before income tax	(27,662)	2,546	(24,329)	5,523
Income tax expense	1,629	875	2,118	1,479
Net income (loss) from discontinued operations	$ (29,291)	$ 1,671	$ (26,447)	$ 4,044